Exhibit 99

TD Auto Finance LLC	Distribution Date: 08-Mar-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	18
Distribution Date	08-Mar-12
Record Date	07-Mar-12

Dates Covered	From and Including	To and Including
Collections Period	01-Feb-12	29-Feb-12
Accrual Period	08-Feb-12	07-Mar-12
30/360 Days	30
Actual/360 Days	29

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	99,418	$791,286,572.26
Collections of Installment Principal		38,152,504.41
Collections Attributable to Full Payoffs		15,977,451.26
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		2,599,271.66

Pool Balance - End of Period(EOP)	96,101	$734,557,344.93

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	34.96%

Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	116.686%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,166,747.51	Trigger	Compliance?
Net Credit Loss Percentage	1.330%	8.00%	Yes
Cumulative Net Credit Losses	$27,950,665.81
Cumulative Recovery Ratio	49.863%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$14,999,891.79	2.042%	1,624
61-90 Days Delinquent	1,520,628.30	0.207%	147
91-120 Days Delinquent	424,563.00	0.058%	40
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	1,688,908.04	0.230%	148

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$3,634,099.34
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.61471%

	Current Month	Prior Month
Weighted Average A.P.R.	7.387%	7.380%
Weighted Average Remaining Term (months)	22.65	23.40
Weighted Average Seasoning (months)	46.91	46.03

TD Auto Finance LLC	Distribution Date: 08-Mar-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$38,152,504.41
Collections Attributable to Full Payoffs	15,977,451.26
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	1,432,524.15
Collections of Interest	4,822,260.40
Investment Earnings	1.32
Reserve Account Draw	0.00

Total Sources	$60,384,741.54

Cash Uses
Servicer Fee	$659,405.48
Backup Servicer Fee	6,594.05
A Note Interest	296,016.29
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	56,729,227.33
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	2,124,144.36

Total Cash Uses	$60,384,741.54

Administrative Payment
Total Principal and Interest Sources	$60,384,741.54
Investment Earnings in Trust Account	(1.32)
Daily Collections Remitted	(60,384,740.22)
Reserve Account Draw	0.00
Servicer Fee	(659,405.48)
Distribution to Class E Noteholders	(2,124,144.36)

Payment Due to/(from) Trust Account	($2,783,549.84)

O/C Release (Prospectus pg S42)
Pool Balance	$734,557,344.93

Total Securities	$629,515,319.16

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$2,124,144.36
Current Net Credit Loss Percentage	1.330%

	Required O/C
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 08-Mar-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	94,244,546.49	37,515,319.16	52.1046099	56,729,227.33	78.7905935	54,190.61	0.0752647
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$686,244,546.49	$629,515,319.16		$56,729,227.33		$865,370.32

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager	06-Mar-12
(248) 427-2557	Date